Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Global Macro Fund

		Shares	Value ($)
Common Stocks 52.4%
China 1.8%
Alibaba Group Holding Ltd. (ADR)*		6,552	1,644,683
Tencent Holdings Ltd.		21,600	1,474,370
(Cost $2,244,194)			3,119,053
France 4.9%
AXA SA		82,161	1,654,901
Bureau Veritas SA*		12,950	281,798
Capgemini SE		7,934	1,036,435
Cie de Saint-Gobain*		22,069	817,457
EssilorLuxottica SA*		7,391	981,410
LVMH Moet Hennessy Louis Vuitton SE		2,362	1,024,313
Sanofi		10,955	1,150,147
TOTAL SE		23,964	896,959
Veolia Environnement SA		27,760	636,035
(Cost $8,791,224)			8,479,455
Germany 12.5%
BASF SE		39,012	2,141,178
Bayer AG (Registered)		45,635	3,009,953
Deutsche Telekom AG (Registered)		136,934	2,291,587
E.ON SE		314,949	3,678,054
Evonik Industries AG		37,379	1,003,450
Infineon Technologies AG		75,479	1,871,086
Merck KGaA		4,858	623,714
SAP SE		11,706	1,839,794
Vonovia SE		78,845	5,116,989
(Cost $19,573,878)			21,575,805
Japan 1.8%
Panasonic Corp.		138,800	1,180,769
Secom Co., Ltd.		7,500	642,672
Takeda Pharmaceutical Co., Ltd.		35,300	1,255,219
(Cost $3,352,401)			3,078,660
Korea 0.4%
Samsung Electronics Co., Ltd. (Cost $607,108)		13,770	673,077
Netherlands 1.5%
Koninklijke Ahold Delhaize NV		43,169	1,249,551
Royal Dutch Shell PLC "A"		95,854	1,435,170
(Cost $2,941,955)			2,684,721
Russia 0.4%
Sberbank of Russia PJSC (ADR) (a) (Cost $842,672)		58,296	694,888
Singapore 0.1%
Singapore Exchange Ltd. (Cost $126,948)		20,000	119,585
Spain 0.6%
Red Electrica Corp. SA (Cost $954,733)		50,305	972,960
Switzerland 4.0%
Alcon, Inc.*		15,296	918,103
Nestle SA (Registered)		16,385	1,950,523
Novartis AG (Registered)		13,951	1,147,278
Roche Holding AG (Genusschein)		6,464	2,248,683
TE Connectivity Ltd. (b)		8,558	762,261
(Cost $5,686,079)			7,026,848
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,008,321)		296,000	4,259,953
United Kingdom 3.2%
Compass Group PLC		52,489	721,916
Reckitt Benckiser Group PLC		11,056	1,116,671
Smith & Nephew PLC		38,907	774,512
Vodafone Group PLC		1,928,058	2,912,109
(Cost $6,416,388)			5,525,208
United States 18.7%
AbbVie, Inc.		29,464	2,796,394
Alphabet, Inc. "A"*		3,426	5,097,717
Amazon.com, Inc.*		204	645,595
American Express Co.		20,684	1,930,231
AT&T, Inc.		115,099	3,404,628
Broadcom, Inc.		4,167	1,319,897
Cisco Systems, Inc.		28,870	1,359,777
CVS Health Corp.		16,583	1,043,734
Johnson & Johnson		30,810	4,490,865
MasterCard, Inc. "A"		3,335	1,028,947
Microsoft Corp.		19,171	3,930,247
Pfizer, Inc.		53,456	2,056,987
Pinterest, Inc. "A"*		34,230	1,173,747
Visa, Inc. "A" (a)		2,907	553,493
Walt Disney Co.		13,772	1,610,498
(Cost $30,325,419)			32,442,757
Total Common Stocks (Cost $84,871,320)			90,652,970
Preferred Stocks 1.3%
Germany
Henkel AG & Co. KGaA		5,416	530,010
Volkswagen AG		12,273	1,799,035
Total Preferred Stocks (Cost $2,900,908)			2,329,045
		Principal Amount ($) (c)	Value ($)
Bonds 25.7%
France 1.7%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.461% **, 9/22/2022	EUR	357,000	424,019
CMA CGM SA:
REG S, 5.25%, 1/15/2025		1,200,000	1,185,254
REG S, 6.5%, 7/15/2022		1,000,000	1,114,742
REG S, 7.75%, 1/15/2021		181,034	212,503
(Cost $2,743,268)			2,936,518
Germany 1.9%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024	EUR	500,000	594,694
Kreditanstalt fuer Wiederaufbau, 1.0%, 10/12/2021	NOK	23,400,000	2,591,088
(Cost $3,183,330)			3,185,782
Norway 0.9%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,517,529)	NOK	13,708,000	1,584,353
Oman 1.4%
Oman Government International Bond:
REG S, 4.75%, 6/15/2026		1,000,000	931,400
REG S, 5.625%, 1/17/2028		1,600,000	1,514,413
(Cost $2,223,280)			2,445,813
Russia 1.6%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023		100,000,000	1,436,443
7.6%, 4/14/2021		100,000,000	1,380,005
(Cost $3,242,919)			2,816,448
Turkey 1.2%
Republic of Turkey:
3.25%, 6/14/2025		200,000	214,442
4.35%, 11/12/2021		1,000,000	1,184,354
5.125%, 3/25/2022		200,000	196,175
5.625%, 3/30/2021		208,000	208,520
6.25%, 9/26/2022		200,000	198,472
7.375%, 2/5/2025		80,000	81,248
(Cost $2,023,453)			2,083,211
United States 17.0%
AbbVie, Inc., 144A, 2.95%, 11/21/2026		3,000,000	3,310,114
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	199,005
Coty, Inc.:
144A, 6.5%, 4/15/2026 (a)		900,000	702,117
REG S, 4.0%, 4/15/2023		1,000,000	967,981
DISH DBS Corp., 7.75%, 7/1/2026		40,000	45,104
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,636,435
Netflix, Inc.:
4.625%, 5/15/2029		185,000	252,897
6.375%, 5/15/2029		100,000	127,000
Sprint Communications, Inc., 7.0%, 8/15/2020		800,000	801,360
Sprint Corp., 7.25%, 9/15/2021		800,000	845,000
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		1,000,000	1,008,640
6.375%, 3/1/2025		800,000	821,232
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.547% **, 7/27/2021	EUR	352,000	417,666
U.S. Treasury Notes:
1.375%, 9/30/2020		1,000,000	1,002,003
1.5%, 9/30/2021		4,000,000	4,063,594
1.625%, 12/31/2021		4,000,000	4,084,219
1.75%, 10/31/2020		2,300,000	2,309,061
2.375%, 5/15/2029		2,957,000	3,437,166
2.75%, 4/30/2023		1,000,000	1,071,992
2.875%, 10/31/2020		1,000,000	1,006,659
VeriSign, Inc., 5.25%, 4/1/2025		300,000	342,000
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	884,136
(Cost $28,655,796)			29,335,381
Total Bonds (Cost $43,589,575)			44,387,506
Convertible Bonds 0.5%
United States 0.5%
Twitter, Inc., 1.0%, 9/15/2021 (Cost $868,933)		883,000	869,755
		Shares	Value ($)
Exchange-Traded Funds 2.9%
iShares Nasdaq Biotechnology ETF (a)		8,005	1,075,632
SPDR Gold MiniShares Trust (a)		200,000	3,938,000
Total Exchange-Traded Funds (Cost $4,597,253)			5,013,632
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e) (Cost $5,978,064)		5,978,064	5,978,064
Cash Equivalents 14.0%
DWS Central Cash Management Government Fund, 0.11% (d) (Cost $24,286,593)		24,286,593	24,286,593
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $167,092,646)		100.3	173,517,565
Other Assets and Liabilities, Net		(0.3)	(541,375)
Net Assets		100.0	172,976,190

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 3.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e)
125,775	5,852,289 (f)	—	—	—	6,627	—	5,978,064	5,978,064
Cash Equivalents 14.0%
DWS Central Cash Management Government Fund, 0.11% (d)
3,541,267	144,617,684	123,872,358	—	—	123,821	—	24,286,593	24,286,593
3,667,042	150,469,973	123,872,358	—	—	130,448	—	30,264,657	30,264,657

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $5,828,415, which is 3.4% of net assets.
(b) Listed on the New York Stock Exchange.
(c) Principal amount stated in U.S. dollars unless otherwise noted.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2020	30	4,161,026	4,202,344	(41,318)
DAX Index	EUR	9/18/2020	51	18,445,382	18,549,057	(103,675)
S&P 500 E-Mini Index	USD	9/18/2020	119	18,479,101	19,417,825	(938,724)
Total unrealized depreciation						(1,083,717)

As of July 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,118,841	EUR	2,642,250	8/31/2020	(4,366)	Royal Bank of Canada
EUR	37,808,348	USD	44,432,181	8/31/2020	(133,299)	Toronto-Dominion Bank
GBP	2,704,374	USD	3,512,011	9/1/2020	(28,629)	Toronto-Dominion Bank
Total unrealized depreciation					(166,294)

Currency Abbreviations
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

At July 31, 2020 the DWS Global Macro Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Corporate Bonds and Convertible Bonds
Health Care	25,793,685	23%
Communication Services	23,834,779	21%
Information Technology	18,761,967	17%
Financials	8,044,880	7%
Consumer Discretionary	7,997,721	7%
Industrials	6,273,052	6%
Consumer Staples	5,747,878	5%
Utilities	5,287,048	5%
Real Estate	5,116,989	4%
Materials	3,144,628	3%
Energy	2,332,129	2%
Total	112,334,756	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
China	$1,644,683	$1,474,370	$—	$3,119,053
France	—	8,479,455	—	8,479,455
Germany	—	21,575,805	—	21,575,805
Japan	—	3,078,660	—	3,078,660
Korea	—	673,077	—	673,077
Netherlands	—	2,684,721	—	2,684,721
Russia	694,888	—	—	694,888
Singapore	—	119,585	—	119,585
Spain	—	972,960	—	972,960
Switzerland	762,261	6,264,587	—	7,026,848
Taiwan	—	4,259,953	—	4,259,953
United Kingdom	—	5,525,208	—	5,525,208
United States	32,442,757	—	—	32,442,757
Preferred Stocks	—	2,329,045	—	2,329,045
Corporate Bonds	—	44,387,506	—	44,387,506
Convertible Bonds	—	869,755	—	869,755
Exchange-Traded Funds	5,013,632	—	—	5,013,632
Short-Term Investments (g)	30,264,657	—	—	30,264,657
Total	$70,822,878	$102,694,687	$—	$173,517,565
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(1,083,717)	$—	$—	$(1,083,717)
Forward Foreign Currency Contracts	—	(166,294)	—	(166,294)
Total	$(1,083,717)	$(166,294)	$—	$(1,250,011)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (1,042,399)	$ —
Foreign Exchange Contracts	$ —	$ (166,294)
Interest Rate Contracts	$ (41,318)	$ —